April 28, 2025

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elevation Series Trust, File Nos. 333-265972 and 811-23812

Ladies and Gentlemen:

On behalf of Elevation Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 41 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) on Form N-1A. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose of this filing is to add the following new series to the Trust: RiverNorth Active Income ETF (the “RiverNorth ETF”). The RiverNorth ETF currently operates in RiverNorth Funds (811-21934) as the RiverNorth Core Opportunity Fund, with a planned reorganization of RiverNorth Core Opportunity Fund into the RiverNorth ETF and the Trust pending shareholder approval.

If you have any questions concerning the Amendment, please contact JoAnn M. Strasser at (614) 469-3265 or Matthew Tobin at (312) 998-4263.

Very truly yours,

/s/ Matthew Tobin
Matthew Tobin